Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 1,593	$ 1,427
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1,485	1,313
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	97	82
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	10	23
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1	9
Accumulated impairment [member]
Disclosure of financial instruments [Line Items]
Trade receivables	(8)	(9)
Accumulated impairment [member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(3)	(1)
Accumulated impairment [member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(4)	(2)
Accumulated impairment [member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (1)	$ (6)